Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property and Equipment Gross	$ 43,148,562	$ 42,644,434	$ 42,527,361
Less: Accumulated Depreciation	34,011,413	33,471,731	30,858,502
Property and Equipment, Net	9,137,149	9,172,703	11,668,859
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment Gross	35,045,729	34,541,704	34,430,556
Building and Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment Gross	5,483,617	5,483,616	5,483,616
Land [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment Gross	130,000	130,000	130,000
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment Gross	2,295,749	2,295,748	2,295,749
Tooling [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment Gross	169,408	169,307	163,381
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment Gross	$ 24,059	$ 24,059	$ 24,059